Fees Summary	Dec. 09, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 600,000,000
Previously Paid Amount	0
Total Fee Amount	91,860
Total Offset Amount	0
Net Fee	$ 91,860